Note 24 - Derivative Financial Instruments - Foreign Exchange Derivative Contracts and Hedge Accounting (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Fair value of derivatives	$ 18,115	$ (2,753)
Hedge accounting reserve	2,600	(900)
Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	18,115	(2,753)
Hedge accounting reserve	2,591	(916)	$ (240)
Foreign exchange contract, purchase currency MXN, sell currency USD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	18,999	888
Hedge accounting reserve	404	(411)
Foreign exchange contract, purchase currency USD, sell currency MXN [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(576)
Hedge accounting reserve
Foreign exchange contract, purchase currency ARS, sell currency USD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives		(6,542)
Hedge accounting reserve		(895)
Foreign exchange contract, purchase currency EUR, sell currency USD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	588	203
Hedge accounting reserve
Foreign exchange contract, purchase currency USD, sell currency EUR [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives
Hedge accounting reserve	2,149
Foreign exchange contract, purchase currency USD, sell currency KWD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(234)	(131)
Hedge accounting reserve
Foreign exchange contract, purchase currency JPY, sell currency USD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(190)	271
Hedge accounting reserve
Foreign exchange contract, purchase currency USD, sell currency ARS [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	103	522
Hedge accounting reserve	38	390
Foreign exchange contract, purchase currency USD, sell currency BRL [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(200)	2,089
Hedge accounting reserve
Foreign exchange contract, purchase currency USD, sell currency GPB [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(345)	(23)
Hedge accounting reserve
Foreign exchange contract, Other [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(30)	(30)
Hedge accounting reserve